Earnings / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2012		2011		2010
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss)	$5,969	$5,969	$3,630	$3,630	$(2,001)	$(2,001)
Less distributed earnings allocated to restricted shares	(104)	(104)	(34)	-	-	-
Net income / (loss) available to common stockholders	5,865	5,865	3,596	3,630	(2,001)	(2,001)

Weighted average number of common shares, basic	26,934,533	26,934,533	15,536,028	15,536,028	4,449,431	4,449,431
Effect of dilutive restricted shares	-	-	-	7,888	-	-
Weighted average number of common shares, diluted	26,934,533	26,934,533	15,536,028	15,543,916	4,449,431	4,449,431

Earnings / (loss) per common share	$0.22	$0.22	$0.23	$0.23	$(0.45)	$(0.45)